Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

19         EARNINGS (LOSS) PER SHARE

 The following table sets forth the computation of basic net income (loss) per share:

	For the three months ended		For the six months ended
	June 30	June 30	June 30	June 30
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰

Net income (loss) attribute to Keyuan
Petrochemicals, Inc. stockholders	$1,062,348	$(1,822,539)	$2,907,340	$3,391,604

Less: Dividend attributable to preferred
stockholders	-	306,247	-	602,507

Net income (loss) attributable to Keyuan Petrochemical Inc. common shareholders	$1,062,348	$(2,128,786)	$2,907,340	$2,789,097

Weighted average common shares
(Denominator for basic income per share)	57,646,160	57,579,239	57,646,160	57,578,896

Effect of diluted securities:
- Series A convertible preferred stock	-	-	-	-
- Series B convertible preferred stock	5,333,340	-	5,333,340	5,400,010
- Series M convertible preferred stock	-	-	-	-
- Warrants	-	-	-	390,647
- Options	-	-	-	467,429

Weighted average common shares
(denominator for diluted income per share)	62,979,500	57,579,239	62,979,500	63,836,982

Basic net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05
Diluted net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05

21       EARNINGS (LOSS) PER SHARE

Earnings per share for periods prior to the Share Exchange have been restated to reflect the recapitalization under the Share Exchange. The following table sets forth the computation of basic and diluted net income(loss) per share:

Year ended December 31,
2011	2010
Basic (loss)earnings per share:
Net (loss)income attributable to Keyuan
Petrochemicals, Inc. stockholders	$(7,141,296)	$37,120,423

Fixed dividends to Series A convertible
Preferred stockholders	-	831,032

Fixed dividends to Series B convertible
Preferred stockholders	1,205,014	306,247

Net (loss)income attributable to Keyuan
Petrochemicals Inc. common stockholders	$(8,346,310)	$35,983,144

Weighted average common shares
(Denominator for basic income per share)	57,585,040	50,929,526

Effect of dilutive securities:
- Series A convertible preferred stock	-	3,542,344
- Series B convertible preferred stock	-	1,390,688
- Warrants	-	103,985
- Options	-	91,451
Denominator for diluted income per share	57,585,040	56,057,994

Basic (loss)earnings per share:	$(0.14)	$0.71

Diluted(loss)earnings per share:	$(0.14)	$0.66